Payroll, staff and employee benefits obligations - Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee benefits obligations
Restructuring reserves (early retirement plans)	$ 108	$ 149	$ 153
Total	3,501	3,363	3,735
Pension benefits
Employee benefits obligations
Pension benefits and other benefits liabilities	2,651	2,545	2,877
Other benefits
Employee benefits obligations
Pension benefits and other benefits liabilities	$ 742	$ 669	$ 705